Trade and other receivables - Summary of Trade and Other Current Receivables (Detail) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Summary of trade and other receivables [Line items]
Amounts receivable for the sale of goods and services		£ 67.0	£ 33.2	[1]
Less provision for bad and doubtful debts		(2.4)	(0.8)	[1]	£ (0.7)
Other receivables	[1]	9.4	22.2
Prepayments	[1]	7.6	5.1
Trade and other receivables		84.0	60.5	[1],[2]
Gross carrying amount [member]
Summary of trade and other receivables [Line items]
Amounts receivable for the sale of goods and services		£ 69.4	£ 34.0	[1]

[1]	This relates to a measurement period adjustment to the consideration for the acquisition of BioVision, whereby this was reduced by $18.0m (£13.3m) but the cash was not received until the year ended 31 December 2022 (refer to note 29 for further details).
[2]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.